Changes in Accumulated Other Comprehensive Loss - Schedule of Changes in Accumulated Other Comprehensive Loss (Parenthetical) (Detail)	12 Months Ended
Jan. 02, 2016
Interest Rate Swap Derivative [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Expiry of interest rate swap derivative	Jan. 31, 2013